CONSOLIDATED STATEMENTS OF INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME (LOSS) [Abstract]
Revenues	$ 31,925	$ 32,248	$ 23,910
Cost of revenues	8,123	7,695	4,397
Gross profit	23,802	24,553	19,513
Operating expenses:
Research and development, net	11,222	9,270	6,528
Sales and marketing	11,802	10,278	5,566
General and administrative	8,047	10,388	6,639
Adjustment to earn-out consideration	(744)	(3,276)
Total operating expenses	30,327	26,660	18,733
Operating income (loss)	(6,525)	(2,107)	780
Loss from sale of investment in affiliate		(1,289)
Other income, net	187
Financial income (expenses), net	(874)	(1,255)	80
Income (loss) before taxes on income	(7,212)	(4,651)	860
Tax benefit (expense)	196	(5,220)	625
Net income (loss)	$ (7,016)	$ (9,871)	$ 1,485
Basic and diluted net earnings (loss) per share	$ (0.25)	$ (0.38)	$ 0.06
Weighted average number of shares used in computing basic net earnings per share	28,598,323	26,231,254	24,610,267
Weighted average numbers of shares used in computing diluted net earnings per share	28,598,323	26,231,254	25,140,439